UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/2006

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Afton Capital Management LLC
Address:  120 Cottage Place, Charlotte, NC 28207


Form 13F File Number:  28-10462

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Coy Monk
Title:    Managing Member
Phone:    (704)887-2483

Signature, Place, and Date of Signing:

    /s/ Albert Coy Monk, IV         Charlotte, NC              8/08/06
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   35

Form 13F Information Table Value Total:  $ 57,248 K
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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------------------------------- ------- ---------   -------------  ---------  ------------------ --------- ------------------------
        ITEM 1:                 ITEM 2:  ITEM 3:       ITEM 4:      ITEM 5:         ITEM 6:        ITEM 7:          ITEM 8:
     NAME OF ISSUER             ITLE     CUSIP         FAIR         SHARES        INVESTMENT      MANAGERS      VOTING AUTHORITY
                                 OF      NUMBER        MARKET         OR          DISCRETION
                                LASS                   VALUE       PRINCIPAL
                                                                    AMOUNT
                                                                              ---- ------ ------            -------- ------  ------
                                                                              [A]   [B]    [C]                [A]     [B]     [C]
                                                                                          SHARED
                                                                              SOLE SHARED  OTHER              SOLE   SHARED   NONE
-------------------------------- ---   ---------    -------------  ---------  ---- ------ ------  --------- -------- ------  ------
AFFORDABLE RESIDENTIAL           com     8273104    $1,276,025.00   118,700   sole                           118,700
***BRITISH ENTERY GROUP PLC      com   G1531P152      $746,364.00    60,000   sole                            60,000
CACI INTLR INC                   com   127190304      $874,950.00    15,000   sole                            15,000
CROWN HOLDINGS INC               com   228368106    $1,245,600.00    80,000   sole                            80,000
LOEWS CORP                       com   540424207    $4,078,367.04    79,392   sole                            79,392
COVANTA HOLDING CORPORATION      com   22282E102    $4,071,907.95   230,703   sole                           230,703
UTS COINMACH SVC CORP            com   19259W107      $966,672.00    58,800   sole                            58,800
FIRST ACCEPTANCE CORP            com   318457108    $2,185,190.00   185,500   sole                           185,500
***FOSTER WHEELER LTD            com   G36535139    $1,296,000.00    30,000   sole                            30,000
INTERSTATE BAKERIES CORP-DEL     com   46072H108      $518,413.00    74,059   sole                            74,059
INTERWOVEN INC                   com   46114T508    $1,592,345.04   185,588   sole                           185,588
ALTRIA GROUP INC                 com   02209S103    $1,835,750.00    25,000   sole                            25,000
MICROSOFT CORP                   com   594918104    $1,747,500.00    75,000   sole                            75,000
**STORM CAT ENERGY CORPORATION   com   86216810X      $367,729.23   164,901   sole                           164,901
TRIAC COMPANIES INC-CL A         com   895927101    $1,225,403.20    75,040   sole                            75,040
TRIARC COS INC                   com   895927309      $937,800.00    60,000   sole                            60,000
WALTER INDUSTRIES INC NEW        com   93317Q105    $1,153,000.00    20,000   sole                            20,000
AMERICAN ELECTRIC POWER INC      com   93317Q105    $2,911,250.00    85,000   sole                            85,000
BANC CORP                        com    25537101      $136,312.00    12,392   sole                            12,392
BANK OF AMERICA CORPORATION      com    60505104    $1,443,000.00    30,000   sole                            30,000
CITIGROUP INC                    com   172967101    $1,447,500.00    30,000   sole                            30,000
EDDIE BAUER HOLDINGS CORP        com    71625107      $862,500.00    75,000   sole                            75,000
ENPRO INDS INC                   com   29355X107      $672,000.00    20,000   sole                            20,000
GENTEK INC                       com   37245X203    $2,855,497.50   106,350   sole                           106,350
MIRANT CORP                      com   60467R100    $2,519,200.00    94,000   sole                            94,000
ORACLE SYSTEMS CORP              com   68389X105    $1,956,150.00   135,000   sole                           135,000
PARKER HANNIFIN CORP             com   701094104    $1,164,000.00    15,000   sole                            15,000
PEPSICO INC                      com   713448108    $2,701,800.00    45,000   sole                            45,000
PG&E CORP                        com   69331C108    $1,178,400.00    30,000   sole                            30,000
PROCTER & GAMBLE CORP            com   742718109    $2,780,000.00    50,000   sole                            50,000
PW EAGLE INC                     com   69366Y108    $2,419,200.00    80,000   sole                            80,000
RIVIERA HLDGS CORP               com   769627100      $906,980.00    44,900   sole                            44,900
TEXTRON INC                      com   883203101    $1,843,600.00    20,000   sole                            20,000
WAL MART STORES INC              com   931142103    $1,685,950.00    35,000   sole                            35,000
SEMICONDUCTOR HOLDRS TR          com   816636203    $1,645,500.00    50,000   sole                            50,000